Subsequent Event - Additional Information (Details) - Class B Ordinary Shares - $ / shares	Mar. 21, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares to acquire		58,453,168	58,453,168
Subsequent Event
Subsequent Event [Line Items]
Number of shares to acquire	58,453,168
Subscription price	$ 0.0532
Number of trading days	30 days